Cash flow information (Details 2) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Dividends not collected	$ 0	$ (602,000,000)	$ (451,000,000)
Increase in investment properties through an increase in borrowings	0		351,000,000
Inssuance of non-convertible notes through an antipated payment of non-convertible notes	0	0	5,038,000,000
Increase/ (Decrease) in participation in subsidiaries, associates and joint ventures due to currency translation adjustment	3,570,000,000	(2,351,000,000)	1,394,000,000
Increase in other reserves through an increase in investments in associates and joint ventures	5,911,000,000	0	0
Increase in intangible assets through a decrease in investment in associates	817,000,000	0	0
Decrease in property, plant and equipment through an increase in tax credits and liabilities	460,000,000	0	0
Increase in property, plant and equipment through a decrease in investment property	2,219,000,000	0	20,000,000
Decrease in property, plant and equipment through an increase in equity	240,000,000	0	0
Decrease trade and other receivables through a decrease in lease liabilities	18,000,000	0	0
Increase in financial instruments through a decrease in trade and other receivables with related parties	43,000,000	0	0
Increase in trading properties through an increase in borrowings	61,000,000	18,000,000	26,000,000
Dividends in shares distribution	727,000,000	885,000,000	0
Decrease in associates and joint ventures through an increase in trade and other receivable	407,000,000	122,000,000	0
Increase in rights of use assets through an increase in lease liabilities	2,015,000,000	12,153,000,000	0
Increase in property, plant and equipment through an increase in trade and other payables	0	1,110,000,000	1,281,000,000
Increase in trading properties through a decrease in investment properties	0	0	146,000,000
Increase in investment properties through an increase in trade and other payables	0	1,068,000,000	1,574,000,000
Increase in investment properties through a decrease in trading properties	0	0	3,922,000,000
Decrease in investment in subsidiaries through a decrease in trade and other payables	0	0	1,198,000,000
Changes in non-controlling interest through a decrease in trade and other receivables	0	0	0
Distribution of dividends to non-controlling shareholders? pending payment	0	2,645,000,000	(511,000,000)
Increase in property, plant and equipment through an increase in borrowings	0	0	9,000,000
Decrease in associates and joint ventures through an increase in assets held for sale	0	3,111,000,000	0
Increase in participation in subsidiaries, associates and joint ventures due to an increase in the reserve share-based payments	0	(6,000,000)	0
Decrease in borrowings through a decrease in financial assets	0	3,686,000,000	0
Increase in investment properties through a decrease in financial assets	0	418,000,000	0
Increase in intangible assets through an increase in trade and other payables	0	742,000,000	0
Increase in investment in associates through loss of control in subsidiaries	0	2,004,000,000	0
Acquisition of investment properties through a decrease in trade and other receivables	0	42,000,000	862,000,000
Inssuance of non-convertible notes	0	32,000,000	0
Increase in investment in associates through a decrease in investments in financial assets	0	1,283,000,000	0
Increase in investments in financial assets through a decrease in investment properties	0	1,784,000,000	0
Increase in rights of use assets through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	$ 0	$ 21,214,000,000	$ 0